Capital, Share Premium, Reserves - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital, Share Premium, Reserves
Opening value at January 1	€ 176	€ 202
Currency translation differences	(120)	(96)	€ 121
Remeasurements of post-employment benefit obligations, net of tax	81	70	(68)
Ending value at, total other comprehensive income	137	176	202
Currency translation reserve
Capital, Share Premium, Reserves
Opening value at January 1	174	270
Currency translation differences	(120)	(96)
Ending value at, total other comprehensive income	54	174	270
Post-employment benefit obligations
Capital, Share Premium, Reserves
Opening value at January 1	2	(68)
Remeasurements of post-employment benefit obligations, net of tax	81	70
Ending value at, total other comprehensive income	€ 83	€ 2	€ (68)